Statement of Changes in Shares Subject to Possible Redemption and Stockholders' Equity (Deficit) - USD ($)	Shares Subject to Possible Redemption	Common Stock	Additional Paid-in Capital $15 strike warrants	Additional Paid-in Capital $11.50 strike warrants	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	$15 strike warrants	$11.50 strike warrants	Total
Balance at the end at Dec. 31, 2021	$ 0
Balance at the end (in shares) at Dec. 31, 2021	0								0
Balance at the beginning at Dec. 31, 2020						$ (1,470)			$ (1,470)
Changes in Stockholders' Equity (Deficit)
Net Loss						(1,802)			(1,802)
Balance at the end at Dec. 31, 2021						(3,272)			(3,272)
Changes in Shares Subject to Possible Redemption
Accretion of common shares subject to redemption									(4,435,410)
Changes in Stockholders' Equity (Deficit)
Net Loss									$ (125,789)
Balance at the end (in shares) at Sep. 30, 2022									10,157,750
Balance at the beginning at Dec. 31, 2021	$ 0
Balance at the beginning (in shares) at Dec. 31, 2021	0								0
Changes in Shares Subject to Possible Redemption
Sale of 8,050,000 units at $10 per unit in IPO, including over-allotment, net of underwriters' discount and offering expenses	$ 79,259,163
Sale of 8,050,000 units at $10 per unit in IPO, including over-allotment, net of underwriters' discount and offering expenses (in shares)	8,050,000
Accretion of common shares subject to redemption	$ 4,435,410
Balance at the end at Dec. 31, 2022	$ 83,694,573								$ 83,694,573
Balance at the end (in shares) at Dec. 31, 2022	8,050,000								8,050,000
Balance at the beginning at Dec. 31, 2021						(3,272)			$ (3,272)
Changes in Stockholders' Equity (Deficit)
Issuance of 2,012,500 common shares to initial stockholders		$ 201			$ 24,799				$ 25,000
Issuance of 2,012,500 common shares to initial stockholders (in shares)		2,012,500							2,012,500
Sale of 55,000 units at $10 per unit in private placement		$ 6			549,994				$ 550,000
Sale of 55,000 units at $10 per unit in private placement (in shares)		55,000
Sale of strike warrants in private placement			$ 100,000	$ 3,950,000			$ 100,000	$ 3,950,000
Issuance of 40,250 underwriter units, including over-allotment		$ 4			96				100
Issuance of 40,250 underwriter units, including over-allotment (in shares)		40,250
Accretion of common shares subject to redemption					(4,435,410)				(4,435,410)
Net Loss						(125,789)			(125,789)
Balance at the end at Dec. 31, 2022		$ 211			$ 189,479	$ (129,061)			$ 60,629
Balance at the end (in shares) at Dec. 31, 2022		2,107,750